Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

11. INCOME TAXES

The details of our consolidated income taxes before extraordinary item as reported are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Federal:
Current	$(52)	$20	$(134)
Deferred	698	786	760
Total Federal	646	806	626

State and Local:
Current	35	37	(20)
Deferred	(77)	(25)	38
Total State and Local	(42)	12	18

International:
Current	-	-	(1)
Deferred	-	-	-
Total International	-	-	(1)

Income Tax Expense	$604	$818	$643

The following is a reconciliation of our consolidated difference between the amount of federal income taxes computed by multiplying book income before income taxes by the federal statutory tax rate and the amount of income taxes reported:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Net Income	$1,262	$1,949	$1,218
Extraordinary Item, Net of Tax of $(112) million in 2011	-	(373)	-
Income Before Extraordinary Item	1,262	1,576	1,218
Income Tax Expense	604	818	643
Pretax Income	$1,866	$2,394	$1,861

Income Taxes on Pretax Income at Statutory Rate (35%)	$653	$838	$651
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	39	41	47
Investment Tax Credits, Net	(14)	(15)	(16)
Energy Production Credits	-	(18)	(20)
State and Local Income Taxes, Net	(33)	(22)	11
Removal Costs	(18)	(20)	(19)
AFUDC	(39)	(42)	(33)
Medicare Subsidy	3	1	12
Valuation Allowance	6	86	-
Tax Reserve Adjustments	17	2	(16)
Other	(10)	(33)	26
Income Tax Expense	$604	$818	$643

Effective Income Tax Rate	32.4%	34.2%	34.6%

The following table shows elements of the net deferred tax liability and significant temporary differences:

	December 31,
	2012	2011
	(in millions)
Deferred Tax Assets	$2,900	$2,855
Deferred Tax Liabilities	(12,098)	(11,185)
Net Deferred Tax Liabilities	$(9,198)	$(8,330)

Property Related Temporary Differences	$(6,752)	$(5,963)
Amounts Due from Customers for Future Federal Income Taxes	(289)	(259)
Deferred State Income Taxes	(683)	(668)
Securitized Transition Assets	(780)	(621)
Regulatory Assets	(781)	(1,208)
Postretirement Benefits	266	424
Accrued Pensions	104	149
Deferred Income Taxes on Other Comprehensive Loss	184	254
Accrued Nuclear Decommissioning	(475)	(436)
Net Operating Loss Carryforward	194	125
Tax Credit Carryforward	104	182
Valuation Allowance	(92)	(86)
All Other, Net	(198)	(223)
Net Deferred Tax Liabilities	$(9,198)	$(8,330)

AEP System Tax Allocation Agreement

We, along with our subsidiaries, file a consolidated federal income tax return. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to our subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

We are no longer subject to U.S. federal examination for years before 2009. We completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, we accrue interest on these uncertain tax positions. We are not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

We, along with our subsidiaries, file income tax returns in various state, local and foreign jurisdictions. These taxing authorities routinely examine our tax returns and we are currently under examination in several state and local jurisdictions. We believe that we have filed tax returns with positions that may be challenged by these tax authorities. We believe that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and the ultimate resolution of these audits will not materially impact net income. With few exceptions, we are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2008. In March 2012, we settled all outstanding franchise tax issues with the state of Ohio for the years 2000 through 2009. The settlements did not materially impact net income, cash flows or financial condition.

Net Income Tax Operating Loss Carryforward

In 2012 and 2011, we recognized federal net income tax operating losses of $366 million and $226 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book-versus-tax temporary differences. We also had state net income tax operating loss carryforwards as indicated in the table below.

	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration
	(in millions)
Louisiana	$314	2027
Oklahoma	137	2031
Tennessee	13	2026
Virginia	329	2031
West Virginia	897	2032

As a result, we accrued deferred federal, state and local income tax benefits in 2012 and 2011. We expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. We anticipate future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2032.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2012, 2011 and 2009, along with lower federal and state taxable income in 2010, resulted in unused federal and state income tax credits. As of December 31, 2012, we have total federal tax credit carryforwards of $104 million and total state tax credit carryforwards of $82 million, not all of which are subject to an expiration date. If these credits are not utilized, the federal general business tax credits of $70 million will expire in the years 2028 through 2031 and the state coal tax credits of $29 million will expire in the years 2013 through 2021.

We anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. We do not anticipate state taxable income will be sufficient in future periods to realize the tax benefits of all state income tax credits before they expire and we have provided a valuation allowance accordingly.

Valuation Allowance

We assess past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated was the net income tax operating losses sustained in 2012, 2011 and 2009. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2012, a valuation allowance of $36 million for state tax credits, net of federal tax, and $56 million for an unrealized capital loss has been recorded in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are materially impacted or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as our projections for growth.

For a discussion of the tax implications of the unrealized capital loss resulting from our settlement with BOA and Enron, see “Enron Bankruptcy” section of Note 6.

Uncertain Tax Positions

We recognize interest accruals related to uncertain tax positions in interest income or expense, as applicable, and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following table shows amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Interest Expense	$11	$8	$8
Interest Income	-	22	11
Reversal of Prior Period Interest Expense	1	13	5

The following table shows balances for amounts accrued for the receipt of interest and the payment of interest and penalties:

	December 31,
	2012	2011
	(in millions)
Accrual for Receipt of Interest	$-	$13
Accrual for Payment of Interest and Penalties	7	6

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
	(in millions)
Balance as of January 1,	$168	$219	$237
Increase - Tax Positions Taken During a Prior Period	23	51	40
Decrease - Tax Positions Taken During a Prior Period	(16)	(43)	(43)
Increase - Tax Positions Taken During the Current Year	121	10	-
Decrease - Tax Positions Taken During the Current Year	-	-	(6)
Decrease - Settlements with Taxing Authorities	(25)	(31)	(2)
Decrease - Lapse of the Applicable Statute of Limitations	(4)	(38)	(7)
Balance as of December 31,	$267	$168	$219

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $149 million, $111 million and $112 million for 2012, 2011 and 2010, respectively. We believe there will be no significant net increase or decrease in unrecognized tax benefits within 12 months of the reporting date.

Federal Tax Legislation

The American Recovery and Reinvestment Tax Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not materially impact net income or financial condition. However, the bonus depreciation contributed to the 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit of $419 million.

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Due to the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded in March 2010. This reduction did not materially impact cash flows or financial condition. For the year ended December 31, 2010, deferred tax assets decreased $56 million, partially offset by recording net tax regulatory assets of $35 million in our jurisdictions with regulated operations, resulting in a decrease in net income of $21 million.

The Small Business Jobs Act (the 2010 Act) was enacted in September 2010. Included in the 2010 Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the 2010 Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2011 and 2010. The enacted provisions will not materially impact net income or financial condition but had a favorable impact on cash flows of $318 million in 2010.

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. In November 2012, the effective date was moved to tax years beginning in 2014. Further, the notice stated that the U.S. Treasury Department anticipates that the final regulations will contain changes from the temporary regulations. We will evaluate the impact of these regulations once they are issued.

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of the 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact net income or financial condition but are expected to have a favorable impact on cash flows in 2013.

State Tax Legislation

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2012, the state of West Virginia achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.75% to 7.0% in 2013. The enacted provisions will not materially impact net income, cash flows or financial condition.

Appalachian Power Co [Member]
Income Taxes

10. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported:

APCo	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$257,503	$162,758	$136,668
Income Tax Expense	165,527	89,860	74,230
Pretax Income	$423,030	$252,618	$210,898

Income Taxes on Pretax Income at Statutory Rate (35%)	$148,061	$88,416	$73,814
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	20,424	17,923	18,134
Investment Tax Credits, Net	(1,240)	(2,569)	(3,967)
State and Local Income Taxes, Net	3,175	(35,532)	(7,189)
Removal Costs	(6,641)	(4,447)	(6,709)
AFUDC	(1,145)	(5,314)	(1,860)
Medicare Subsidy	382	4,908	(1,159)
Valuation Allowance	5,674	30,541	-
Other	(3,163)	(4,066)	3,166
Income Tax Expense	$165,527	$89,860	$74,230

Effective Income Tax Rate	39.1%	35.6%	35.2%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

APCo	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$526,665	$591,379
Deferred Tax Liabilities	(2,467,063)	(2,341,814)
Net Deferred Tax Liabilities	$(1,940,398)	$(1,750,435)

Property Related Temporary Differences	$(1,416,426)	$(1,303,698)
Amounts Due from Customers for Future Federal Income Taxes	(100,520)	(95,960)
Deferred State Income Taxes	(230,490)	(235,296)
Regulatory Assets	(161,274)	(194,161)
Postretirement Benefits	45,044	61,109
Accrued Pensions	41,643	45,782
Deferred Income Taxes on Other Comprehensive Loss	16,099	31,523
Deferred Fuel and Purchased Power	(115,900)	(131,137)
Net Operating Loss Carryforward	69,580	88,721
Tax Credit Carryforward	13,199	37,850
Valuation Allowance	(36,215)	(30,541)
All Other, Net	(65,138)	(24,627)
Net Deferred Tax Liabilities	$(1,940,398)	$(1,750,435)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2008. In March 2012, AEP settled all outstanding franchise tax issues with the state of Ohio for the years 2000 through 2009. The settlements did not materially impact the Registrants Subsidiaries' net income, cash flows or financial condition.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

As a result, APCo, I&M, OPCo, PSO and SWEPCo accrued deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2032.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2012, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2028 through 2031 and state coal tax credits will expire in the years 2013 through 2021.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2012, 2011 and 2009. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2012, a valuation allowance of $36.2 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not materially impact the Registrants Subsidiaries' net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Due to the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially impact the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the 2010 Act) was enacted in September 2010. Included in the 2010 Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the 2010 Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2011 and 2010. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. In November 2012, the effective date was moved to tax years beginning in 2014. Further, the notice stated that the U. S. Treasury Department anticipates that the final regulations will contain changes from the temporary regulations. Management will evaluate the impact of these regulations once they are issued.

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of the 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but are expected to have a favorable impact on cash flows in 2013.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2012, the state of West Virginia achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.75% to 7.0% in 2013. The enacted provisions will not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

Indiana Michigan Power Co [Member]
Income Taxes

10. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported:

I&M	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$118,457	$149,674	$126,091
Income Tax Expense	39,344	51,760	63,426
Pretax Income	$157,801	$201,434	$189,517

Income Taxes on Pretax Income at Statutory Rate (35%)	$55,230	$70,502	$66,331
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8,659	7,895	11,419
Investment Tax Credits, Net	(4,502)	(2,783)	(2,316)
State and Local Income Taxes, Net	(1,559)	(1,376)	3,966
Removal Costs	(5,490)	(5,566)	(3,663)
AFUDC	(7,218)	(9,223)	(9,032)
Nuclear Fuel Disposal Costs	225	(1,400)	(1,655)
Other	(6,001)	(6,289)	(1,624)
Income Tax Expense	$39,344	$51,760	$63,426

Effective Income Tax Rate	24.9%	25.7%	33.5%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

I&M	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$831,724	$773,679
Deferred Tax Liabilities	(1,842,791)	(1,700,182)
Net Deferred Tax Liabilities	$(1,011,067)	$(926,503)

Property Related Temporary Differences	$(351,682)	$(305,400)
Amounts Due from Customers for Future Federal Income Taxes	(37,633)	(28,551)
Deferred State Income Taxes	(112,388)	(107,497)
Deferred Income Taxes on Other Comprehensive Loss	15,553	15,196
Accrued Nuclear Decommissioning	(475,223)	(435,916)
Postretirement Benefits	27,323	51,037
Net Operating Loss Carryforward	31,233	12,986
Accrued Pensions	24,746	27,819
Regulatory Assets	(88,696)	(116,474)
All Other, Net	(44,300)	(39,703)
Net Deferred Tax Liabilities	$(1,011,067)	$(926,503)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2008. In March 2012, AEP settled all outstanding franchise tax issues with the state of Ohio for the years 2000 through 2009. The settlements did not materially impact the Registrants Subsidiaries' net income, cash flows or financial condition.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

As a result, APCo, I&M, OPCo, PSO and SWEPCo accrued deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2032.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2012, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2028 through 2031 and state coal tax credits will expire in the years 2013 through 2021.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2012, 2011 and 2009. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2012, a valuation allowance of $36.2 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not materially impact the Registrants Subsidiaries' net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Due to the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially impact the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the 2010 Act) was enacted in September 2010. Included in the 2010 Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the 2010 Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2011 and 2010. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. In November 2012, the effective date was moved to tax years beginning in 2014. Further, the notice stated that the U. S. Treasury Department anticipates that the final regulations will contain changes from the temporary regulations. Management will evaluate the impact of these regulations once they are issued.

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of the 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but are expected to have a favorable impact on cash flows in 2013.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2012, the state of West Virginia achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.75% to 7.0% in 2013. The enacted provisions will not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

Ohio Power Co [Member]
Income Taxes

10. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported:

OPCo	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$343,534	$464,993	$541,616
Income Tax Expense	144,283	213,697	301,306
Pretax Income	$487,817	$678,690	$842,922

Income Taxes on Pretax Income at Statutory Rate (35%)	$170,736	$237,542	$295,023
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	5,239	6,368	11,443
Investment Tax Credits, Net	(1,849)	(2,380)	(2,928)
State and Local Income Taxes, Net	(18,291)	(3,222)	906
Parent Company Loss Benefit	(11,915)	(7,117)	(9,583)
Other	363	(17,494)	6,445
Income Tax Expense	$144,283	$213,697	$301,306

Effective Income Tax Rate	29.6%	31.5%	35.7%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

OPCo	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$505,003	$574,007
Deferred Tax Liabilities	(2,851,068)	(2,834,046)
Net Deferred Tax Liabilities	$(2,346,065)	$(2,260,039)

Property Related Temporary Differences	$(2,061,841)	$(1,966,581)
Amounts Due from Customers for Future Federal Income Taxes	(59,291)	(59,699)
Deferred State Income Taxes	(90,001)	(98,093)
Regulatory Assets	(190,273)	(205,925)
Postretirement Benefits	50,421	74,447
Accrued Pensions	(43,928)	(30,853)
Deferred Income Taxes on Other Comprehensive Loss	89,236	106,466
Impairment Loss	100,459	-
Deferred Fuel and Purchased Power	(199,997)	(194,509)
All Other, Net	59,150	114,708
Net Deferred Tax Liabilities	$(2,346,065)	$(2,260,039)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2008. In March 2012, AEP settled all outstanding franchise tax issues with the state of Ohio for the years 2000 through 2009. The settlements did not materially impact the Registrants Subsidiaries' net income, cash flows or financial condition.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

As a result, APCo, I&M, OPCo, PSO and SWEPCo accrued deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2032.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2012, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2028 through 2031 and state coal tax credits will expire in the years 2013 through 2021.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2012, 2011 and 2009. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2012, a valuation allowance of $36.2 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not materially impact the Registrants Subsidiaries' net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Due to the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially impact the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the 2010 Act) was enacted in September 2010. Included in the 2010 Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the 2010 Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2011 and 2010. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. In November 2012, the effective date was moved to tax years beginning in 2014. Further, the notice stated that the U. S. Treasury Department anticipates that the final regulations will contain changes from the temporary regulations. Management will evaluate the impact of these regulations once they are issued.

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of the 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but are expected to have a favorable impact on cash flows in 2013.

State Tax Legislation – Affecting APCo, I&M and OPCo

Legislation was passed by the state of Indiana in May 2011 enacting a phased reduction in corporate income tax rates from 8.5% to 6.5%. The 8.5% Indiana corporate income tax rate will be reduced 0.5% each year beginning after June 30, 2012 with the final reduction occurring in years beginning after June 30, 2015.

In May 2011, Michigan repealed its Business Tax regime and replaced it with a traditional corporate net income tax with a rate of 6%, effective January 1, 2012.

During the third quarter of 2012, the state of West Virginia achieved certain minimum levels of shortfall reserve funds. As a result, the West Virginia corporate income tax rate will be reduced from 7.75% to 7.0% in 2013. The enacted provisions will not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition.

Public Service Co of Oklahoma [Member]
Income Taxes

10. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported:

PSO	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$114,141	$124,628	$72,787
Income Tax Expense	66,694	67,629	50,100
Pretax Income	$180,835	$192,257	$122,887

Income Taxes on Pretax Income at Statutory Rate (35%)	$63,292	$67,290	$43,010
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	(10)	(165)	(166)
Investment Tax Credits, Net	(781)	(781)	(781)
State and Local Income Taxes, Net	6,953	4,744	10,307
Other	(2,760)	(3,459)	(2,270)
Income Tax Expense	$66,694	$67,629	$50,100

Effective Income Tax Rate	36.9%	35.2%	40.8%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

PSO	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$101,561	$121,181
Deferred Tax Liabilities	(835,054)	(840,631)
Net Deferred Tax Liabilities	$(733,493)	$(719,450)

Property Related Temporary Differences	$(640,859)	$(626,456)
Amounts Due from Customers for Future Federal Income Taxes	(1,325)	(1,023)
Deferred State Income Taxes	(95,378)	(89,605)
Regulatory Assets	(57,367)	(77,016)
Postretirement Benefits	13,541	25,607
Accrued Pensions	7,570	12,978
Deferred Income Taxes on Other Comprehensive Loss	(3,489)	(3,849)
Deferred Federal Income Taxes on Deferred State Income Taxes	39,050	36,018
Net Operating Loss Carryforward	3,892	5,247
Tax Credit Carryforward	401	6,872
All Other, Net	471	(8,223)
Net Deferred Tax Liabilities	$(733,493)	$(719,450)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2008. In March 2012, AEP settled all outstanding franchise tax issues with the state of Ohio for the years 2000 through 2009. The settlements did not materially impact the Registrants Subsidiaries' net income, cash flows or financial condition.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

As a result, APCo, I&M, OPCo, PSO and SWEPCo accrued deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2032.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2012, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2028 through 2031 and state coal tax credits will expire in the years 2013 through 2021.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2012, 2011 and 2009. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2012, a valuation allowance of $36.2 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not materially impact the Registrants Subsidiaries' net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Due to the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially impact the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the 2010 Act) was enacted in September 2010. Included in the 2010 Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the 2010 Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2011 and 2010. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. In November 2012, the effective date was moved to tax years beginning in 2014. Further, the notice stated that the U. S. Treasury Department anticipates that the final regulations will contain changes from the temporary regulations. Management will evaluate the impact of these regulations once they are issued.

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of the 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but are expected to have a favorable impact on cash flows in 2013.

Southwestern Electric Power Co [Member]
Income Taxes

10. INCOME TAXES

The details of the Registrant Subsidiaries' income taxes as reported are as follows:

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(15,136)	$(86,471)	$96,893	$6,904	$40,727
Deferred	107,565	141,014	119,184	61,581	16,726
Deferred Investment Tax Credits	(2,569)	(2,783)	(2,380)	(856)	(550)
Income Tax Expense	$89,860	$51,760	$213,697	$67,629	$56,903

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$(66,216)	$1,795	$11,403	$(46,528)	$(16,066)
Deferred	144,413	63,947	292,831	92,695	81,764
Deferred Investment Tax Credits	(3,967)	(2,316)	(2,928)	3,933	(1,484)
Income Tax Expense	$74,230	$63,426	$301,306	$50,100	$64,214

Shown below for each Registrant Subsidiary is a reconciliation of the difference between the amounts of federal income taxes computed by multiplying book income before income taxes by the federal statutory rate and the amount of income taxes reported:

SWEPCo	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Net Income	$202,513	$165,126	$146,684
Income Tax Expense	45,858	56,903	64,214
Pretax Income	$248,371	$222,029	$210,898

Income Taxes on Pretax Income at Statutory Rate (35%)	$86,930	$77,710	$73,814
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,105	(7)	1,223
Depletion	(3,276)	(1,506)	(1,506)
Investment Tax Credits, Net	(550)	(550)	(1,484)
State and Local Income Taxes, Net	(18,010)	4,004	(637)
AFUDC	(19,879)	(16,962)	(15,856)
Other	(1,462)	(5,786)	8,660
Income Tax Expense	$45,858	$56,903	$64,214

Effective Income Tax Rate	18.5%	25.6%	30.4%

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant Subsidiary:

SWEPCo	December 31,
	2012	2011
	(in thousands)
Deferred Tax Assets	$286,133	$143,200
Deferred Tax Liabilities	(1,260,281)	(800,673)
Net Deferred Tax Liabilities	$(974,148)	$(657,473)

Property Related Temporary Differences	$(997,337)	$(588,612)
Amounts Due from Customers for Future Federal Income Taxes	(43,090)	(36,289)
Deferred State Income Taxes	(98,630)	(70,211)
Regulatory Assets	(12,922)	(35,349)
Postretirement Benefits	13,039	21,654
Accrued Pensions	5,061	5,861
Deferred Income Taxes on Other Comprehensive Loss	9,618	14,440
Impairment Loss - Turk Plant	21,700	17,150
Net Operating Loss Carryforward	104,738	-
All Other, Net	23,675	13,883
Net Deferred Tax Liabilities	$(974,148)	$(657,473)

AEP System Tax Allocation Agreement

The Registrant Subsidiaries join in the filing of a consolidated federal income tax return with their affiliates in the AEP System. The allocation of the AEP System's current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense. The tax benefit of the Parent is allocated to its subsidiaries with taxable income. With the exception of the loss of the Parent, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

The Registrant Subsidiaries are no longer subject to U.S. federal examination for years before 2009. The Registrant Subsidiaries completed the examination of the years 2007 and 2008 in April 2011 and settled all outstanding issues on appeal for the years 2001 through 2006 in October 2011. The settlements did not materially impact the Registrant Subsidiaries' net income, cash flows or financial condition. The IRS examination of years 2009 and 2010 started in October 2011. Although the outcome of tax audits is uncertain, in management's opinion, adequate provisions for federal income taxes have been made for potential liabilities resulting from such matters. In addition, the Registrant Subsidiaries accrue interest on these uncertain tax positions. Management is not aware of any issues for open tax years that upon final resolution are expected to materially impact net income.

The Registrant Subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine their tax returns and the Registrant Subsidiaries are currently under examination in several state and local jurisdictions. Management believes that previously filed tax returns have positions that may be challenged by these tax authorities. However, management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income. With few exceptions, the Registrant Subsidiaries are no longer subject to state or local income tax examinations by tax authorities for years before 2008. In March 2012, AEP settled all outstanding franchise tax issues with the state of Ohio for the years 2000 through 2009. The settlements did not materially impact the Registrants Subsidiaries' net income, cash flows or financial condition.

Net Income Tax Operating Loss Carryforward

In 2011, APCo and I&M recognized federal net income tax operating losses of $313 million and $123 million, respectively, driven primarily by bonus depreciation, pension plan contributions and other book versus tax temporary differences. In 2012, SWEPCo recognized a federal net income tax operating loss of $858 million driven primarily by bonus depreciation. APCo, OPCo, PSO and SWEPCo also had state net income tax operating loss carryforwards as indicated in the table below.

		State Net Income
		Tax Operating
		Loss	Year of
Company	State	Carryforward	Expiration
		(in thousands)
APCo	Tennessee	$12,513	2026
APCo	Virginia	328,850	2031
APCo	West Virginia	583,890	2032
OPCo	West Virginia	312,791	2032
PSO	Oklahoma	99,792	2031
SWEPCo	Louisiana	313,750	2027

As a result, APCo, I&M, OPCo, PSO and SWEPCo accrued deferred federal and/or state and local income tax benefits in 2011 and/or 2012 and expect to realize the federal, state and local cash flow benefits in future periods as there was insufficient capacity in prior periods to carry the net operating losses back. Management anticipates future taxable income will be sufficient to realize the net income tax operating loss tax benefits before the federal carryforward expires after 2032.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits. As of December 31, 2012, the Registrant Subsidiaries have federal tax credit carryforwards and APCo and PSO have state tax credit carryforwards as indicated in the table below. If these credits are not utilized, federal general business tax credits will expire in the years 2028 through 2031 and state coal tax credits will expire in the years 2013 through 2021.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in thousands)
APCo	$12,692	$4,476	$65,653	$29,297
I&M	2,487	2,487	-	-
OPCo	21,321	1,548	-	-
PSO	401	381	16,194	-
SWEPCo	2,537	899	-	-

The Registrant Subsidiaries anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused. APCo does not anticipate that state taxable income will be sufficient in future periods to realize the tax benefits of all state tax credits before they expire unused and a valuation allowance has been provided accordingly.

Valuation Allowance

Management assesses past results and future operations to estimate and evaluate available positive and negative evidence to evaluate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective negative information evaluated were the net income tax operating losses sustained in 2012, 2011 and 2009. On the basis of this evaluation of available positive and negative evidence, as of December 31, 2012, a valuation allowance of $36.2 million for state tax credits, net of federal tax, has been recorded by APCo in order to measure only the portion of the deferred tax assets that, more likely than not, will be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as projections for growth.

Uncertain Tax Positions

The Registrant Subsidiaries recognize interest accruals related to uncertain tax positions in interest income or expense as applicable and penalties in Other Operation expense in accordance with the accounting guidance for “Income Taxes.”

The following tables show amounts reported for interest expense, interest income and reversal of prior period interest expense:

	Years Ended December 31,
	2012			2011
			Reversal of			Reversal of
			Prior Period			Prior Period
	Interest	Interest	Interest	Interest	Interest	Interest
Company	Expense	Income	Expense	Expense	Income	Expense
	(in thousands)
APCo	$62	$-	$183	$737	$3,229	$2,416
I&M	1,355	-	-	-	2,681	638
OPCo	266	-	504	1,213	5,173	4,019
PSO	259	-	294	239	344	3,123
SWEPCo	286	-	271	1,382	1,991	2,255

	Year Ended December 31, 2010
			Reversal of
			Prior Period
	Interest	Interest	Interest
Company	Expense	Income	Expense

	(in thousands)
APCo	$2,330	$-	$1,146
I&M	-	209	159
OPCo	3,948	-	1,653
PSO	455	-	871
SWEPCo	749	-	320

The following table shows balances for amounts accrued for the receipt of interest:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$-	$70
I&M	-	759
OPCo	-	869
PSO	15	134
SWEPCo	-	452

The following table shows balances for amounts accrued for the payment of interest and penalties:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$271	$120
I&M	1,337	145
OPCo	451	1,513
PSO	424	426
SWEPCo	1,061	668

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase - Tax Positions Taken During
a Prior Period	-	2,266	1,360	421	2,806
Decrease - Tax Positions Taken During
a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(1,674)	-	(20,291)	-	-
Decrease - Lapse of the Applicable
Statute of Limitations	-	-	-	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2011	$13,267	$17,871	$68,655	$9,845	$14,410
Increase - Tax Positions Taken During
a Prior Period	5,990	9,256	11,330	1,339	14,355
Decrease - Tax Positions Taken During
a Prior Period	(2,100)	(8,622)	(20,299)	(1,171)	(2,706)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Settlements with Taxing
Authorities	(2,587)	(1,424)	(6,935)	(1,178)	(12,997)
Decrease - Lapse of the Applicable
Statute of Limitations	(7,259)	(3,010)	(9,186)	(5,250)	(4,031)
Balance as of December 31, 2011	$7,311	$14,071	$43,565	$3,585	$9,031

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2010	$17,292	$20,007	$65,551	$12,216	$10,163
Increase - Tax Positions Taken During
a Prior Period	4,177	4,964	19,214	151	6,128
Decrease - Tax Positions Taken During
a Prior Period	(6,376)	(5,287)	(8,837)	(1,200)	(376)
Increase - Tax Positions Taken During
the Current Year	-	-	-	-	-
Decrease - Tax Positions Taken During
the Current Year	(1,015)	(1,487)	(1,749)	(517)	(691)
Decrease - Settlements with Taxing
Authorities	(811)	(236)	(70)	(265)	(4)
Decrease - Lapse of the Applicable
Statute of Limitations	-	(90)	(5,454)	(540)	(810)
Balance as of December 31, 2010	$13,267	$17,871	$68,655	$9,845	$14,410

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant Subsidiary was as follows:

Company	2012	2011	2010
	(in thousands)
APCo	$-	$806	$1,109
I&M	1,220	654	1,664
OPCo	674	21,177	28,749
PSO	818	1,882	1,977
SWEPCo	3,512	3,717	2,481

Federal Tax Legislation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The American Recovery and Reinvestment Act of 2009 provided for several new grant programs and expanded tax credits and an extension of the 50% bonus depreciation provision enacted in the Economic Stimulus Act of 2008. The enacted provisions did not materially impact the Registrants Subsidiaries' net income or financial condition. However, the bonus depreciation contributed to AEP's 2009 federal net operating tax loss that resulted in a 2010 cash flow benefit to the Registrant Subsidiaries as follows:

Company	(in thousands)
APCo	$170,466
I&M	78,456
OPCo	141,111
PSO	10,741
SWEPCo	-

The Patient Protection and Affordable Care Act and the related Health Care and Education Reconciliation Act (Health Care Acts) were enacted in March 2010. The Health Care Acts amend tax rules so that the portion of employer health care costs that are reimbursed by the Medicare Part D prescription drug subsidy will no longer be deductible by the employer for federal income tax purposes effective for years beginning after December 31, 2012. Due to the loss of the future tax deduction, a reduction in the deferred tax asset related to the nondeductible OPEB liabilities accrued to date was recorded by the Registrant Subsidiaries in March 2010. This reduction did not materially impact the Registrant Subsidiaries' cash flows or financial condition. For the year ended December 31, 2010, the Registrant Subsidiaries reflected a decrease in deferred tax assets, which was partially offset by recording net tax regulatory assets in jurisdictions with regulated operations, resulting in a decrease in net income as follows:

	Net Reduction	Tax
	to Deferred	Regulatory	Decrease in
Company	Tax Assets	Assets, Net	Net Income
	(in thousands)
APCo	$9,397	$8,831	$566
I&M	7,212	6,528	684
OPCo	12,771	6,990	5,781
PSO	3,172	3,172	-
SWEPCo	3,412	3,412	-

The Small Business Jobs Act (the 2010 Act) was enacted in September 2010. Included in the 2010 Act was a one-year extension of the 50% bonus depreciation provision. The Tax Relief, Unemployment Insurance Reauthorization and the Job Creation Act of 2010 extended the life of research and development, employment and several energy tax credits originally scheduled to expire at the end of 2010. In addition, the 2010 Act extended the time for claiming bonus depreciation and increased the deduction to 100% for part of 2011 and 2010. The enacted provisions did not materially impact the Registrant Subsidiaries' net income or financial condition but had a favorable impact on cash flows in 2010 as follows:

Company	(in thousands)
APCo	$43,379
I&M	49,740
OPCo	124,637
PSO	-
SWEPCo	30,269

In December 2011, the U.S. Treasury Department issued guidance regarding the deduction and capitalization of expenditures related to tangible property. The guidance was in the form of proposed and temporary regulations and generally is effective for tax years beginning in 2012. In November 2012, the effective date was moved to tax years beginning in 2014. Further, the notice stated that the U. S. Treasury Department anticipates that the final regulations will contain changes from the temporary regulations. Management will evaluate the impact of these regulations once they are issued.

The American Taxpayer Relief Act of 2012 (the 2012 Act) was enacted in January 2013. Included in the 2012 Act was a one-year extension of the 50% bonus depreciation. The 2012 Act also retroactively extended the life of research and development, employment and several energy tax credits, which expired at the end of 2011. The enacted provisions will not materially impact the Registrant Subsidiaries' net income or financial condition but are expected to have a favorable impact on cash flows in 2013.